Summary of Gross Unrealized Losses and Fair Value of Fixed Maturities by Length of Time (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	$ 3,362,489	$ 4,692,004
Unrealized losses, continuous unrealized loss position for less than 12 months	(132,730)	(323,827)
Fair value, continuous unrealized loss position for Greater 12 months	657,482	272,685
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(64,276)	(64,024)
Fair Value	4,019,971	4,964,689
Gross Unrealized Losses	(197,006)	(387,851)
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	276,025	18,639
Unrealized losses, continuous unrealized loss position for less than 12 months	(14,951)	(77)
Fair value, continuous unrealized loss position for Greater 12 months	1,059	98
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(28)	(4)
Fair Value	277,084	18,737
Gross Unrealized Losses	(14,979)	(81)
Obligations of U.S. States and Political Subdivisions
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	206,090	207,889
Unrealized losses, continuous unrealized loss position for less than 12 months	(8,314)	(6,983)
Fair value, continuous unrealized loss position for Greater 12 months	5,274	4,030
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(300)	(35)
Fair Value	211,364	211,919
Gross Unrealized Losses	(8,614)	(7,018)
Foreign government
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	769	41,507
Unrealized losses, continuous unrealized loss position for less than 12 months	(34)	(8,665)
Fair value, continuous unrealized loss position for Greater 12 months	14,632	5,965
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(3,223)	(1,936)
Fair Value	15,401	47,472
Gross Unrealized Losses	(3,257)	(10,601)
All other corporate securities
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	2,385,689	3,523,371
Unrealized losses, continuous unrealized loss position for less than 12 months	(94,085)	(293,131)
Fair value, continuous unrealized loss position for Greater 12 months	512,710	209,474
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(57,297)	(60,018)
Fair Value	2,898,399	3,732,845
Gross Unrealized Losses	(151,382)	(353,149)
Asset-backed securities ("ABS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	204,555	397,884
Unrealized losses, continuous unrealized loss position for less than 12 months	(8,456)	(7,031)
Fair value, continuous unrealized loss position for Greater 12 months	39,450	15,040
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(1,637)	(1,198)
Fair Value	244,005	412,924
Gross Unrealized Losses	(10,093)	(8,229)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	228,303	437,244
Unrealized losses, continuous unrealized loss position for less than 12 months	(5,231)	(7,164)
Fair value, continuous unrealized loss position for Greater 12 months	43,903	8,419
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(547)	(80)
Fair Value	272,206	445,663
Gross Unrealized Losses	(5,778)	(7,244)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	61,058	65,470
Unrealized losses, continuous unrealized loss position for less than 12 months	(1,659)	(776)
Fair value, continuous unrealized loss position for Greater 12 months	40,454	29,659
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months	(1,244)	(753)
Fair Value	101,512	95,129
Gross Unrealized Losses	$ (2,903)	$ (1,529)